Offerings - Offering: 1	May 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered	1,000,000
Proposed Maximum Offering Price per Unit	44.84
Maximum Aggregate Offering Price	$ 44,840,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,192.4
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional indeterminable number of shares of Equity Bancshares, Inc.’s (the “Company”) Class A common stock, par value $0.01 per share (“Common Stock”), that may become issuable pursuant to the Equity Bancshares, Inc. 2022 Omnibus Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration, which results in an increase in the number of outstanding shares of the registrant’s Common Stock.

(2) Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The maximum offering price per share and the maximum aggregate offering price are based on a price of $44.84 per share, which is the average of the high and low sales prices of shares of Common Stock on the New York Stock Exchange (“NYSE”) on May 19, 2026.